Capital Structure - Common Stock Reserved for Future Issuance on Converted Basis (Detail) - shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common stock reserved for future issuance	7,692,751	12,156,391
Predecessor Company
Class of Stock [Line Items]
Common stock reserved for future issuance		12,156,391	10,234,915
Convertible Preferred Stock Issued And Outstanding
Class of Stock [Line Items]
Common stock reserved for future issuance		10,313,808
Convertible Preferred Stock Issued And Outstanding | Predecessor Company
Class of Stock [Line Items]
Common stock reserved for future issuance		10,313,808	9,297,081
Stock Options Issued And Outstanding
Class of Stock [Line Items]
Common stock reserved for future issuance	4,751,589	1,183,745
Stock Options Issued And Outstanding | Predecessor Company
Class of Stock [Line Items]
Common stock reserved for future issuance		1,183,745	864,819
Stock Options Authorized For Future Issuance
Class of Stock [Line Items]
Common stock reserved for future issuance	2,941,162	566,900
Stock Options Authorized For Future Issuance | Predecessor Company
Class of Stock [Line Items]
Common stock reserved for future issuance		566,900	73,015
Warrants Issued And Outstanding
Class of Stock [Line Items]
Common stock reserved for future issuance		61,292
Warrants Issued And Outstanding | Predecessor Company
Class of Stock [Line Items]
Common stock reserved for future issuance		61,292
Warrants Authorized For Future Issuance
Class of Stock [Line Items]
Common stock reserved for future issuance		30,646
Warrants Authorized For Future Issuance | Predecessor Company
Class of Stock [Line Items]
Common stock reserved for future issuance		30,646